real estate joint ventures and investments in associates - Summarized financial information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2013 item	Jun. 30, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current assets
Cash and temporary investments, net		$ 649	$ 877	$ 974	$ 382	$ 774	$ 723
Total		5,928		6,092
Non-current assets
Other		2,276		2,203
Total		49,749		47,971
Assets		55,677		54,063
Current liabilities
Accounts payable and accrued liabilities		3,249		3,947
Total		9,426		8,281
Non-current liabilities
Total		28,672		28,124
Liabilities		38,098		36,405
Owners' equity
TELUS		16,407		16,569	15,716
Other partners		1,172		1,089	964
Total		17,579		17,658	$ 16,680		$ 16,059
Total		55,677		54,063
Real estate joint ventures
Current assets
Cash and temporary investments, net		9		8
Other		30		27
Total		39		35
Non-current assets
Investment property		327		330
Other		10		10
Total		337		340
Assets		376		375
Current liabilities
Accounts payable and accrued liabilities		10		18
Construction credit facilities		342		342
Non-current liabilities
Total		352		360
Owners' equity
TELUS		8		5
Other partners		16		10
Total		24		15
Total		$ 376		$ 375
TELUS Sky real estate joint venture
Real estate joint ventures
Number of other partners in the transaction | item	2